Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable Net [Abstract]
Schedule of Accounts Receivable Net
	As of December 31, 2025	As of June 30, 2026
	RMB	RMB
Accounts receivable	59,552,803	39,555,891
Allowance for credit losses	(37,068,075)	(37,063,175)
Accounts receivable, net	22,484,728	2,492,716

Schedule of Allowance for Credit Losses

The following table presents movement of the allowance for credit losses:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Balance at the beginning of the year/period	38,352,201	37,068,075
Provisions (reversal) of expected credit losses	(43,641)	(4,900)
Balance at the end of the year/period	38,308,560	37,063,175